Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.2%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	$250	$250,800
2.80%, 03/01/23 (Call 02/01/23)	100	103,269
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	183	186,836
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	110	113,903
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	190	194,666
		849,474
Agriculture — 0.7%
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	15	15,333
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	54	55,411
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	25	25,518
2.50%, 08/22/22	180	184,414
2.50%, 11/02/22 (Call 10/02/22)	84	86,192
2.63%, 03/06/23	100	103,838
		470,706
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	50	51,308
Apparel — 0.3%
Ralph Lauren Corp., 1.70%, 06/15/22	10	10,122
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	61,170
VF Corp., 2.05%, 04/23/22	150	151,823
		223,115
Auto Manufacturers — 3.8%
American Honda Finance Corp.
0.40%, 10/21/22	5	5,010
1.95%, 05/20/22	15	15,209
2.05%, 01/10/23	140	143,664
2.20%, 06/27/22	188	191,391
2.60%, 11/16/22	70	72,127
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	145	148,210
3.25%, 01/05/23 (Call 12/05/22)	150	155,469
3.45%, 04/10/22 (Call 02/10/22)	185	187,923
3.55%, 07/08/22	160	164,586
5.20%, 03/20/23	245	262,748
PACCAR Financial Corp.
2.00%, 09/26/22	24	24,469
2.30%, 08/10/22	25	25,522
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	200	200,378
0.45%, 07/22/22	200	200,554
2.63%, 01/10/23	245	253,230
2.70%, 01/11/23	105	108,672
2.80%, 07/13/22	250	256,177
2.90%, 03/30/23	305	318,292
		2,733,631
Banks — 27.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	250	255,930
2.63%, 11/09/22	240	247,246
Banco Santander SA
3.13%, 02/23/23	210	218,327
3.50%, 04/11/22	210	214,652
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	369	370,801
3.30%, 01/11/23	660	688,690
Security	Par (000)	Value

Banks (continued)
Bank of Montreal
2.05%, 11/01/22	$10	$10,227
2.55%, 11/06/22 (Call 10/06/22)	400	410,952
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	104	106,371
1.95%, 08/23/22	148	150,713
2.95%, 01/29/23 (Call 12/29/22)(a)	146	151,614
Bank of Nova Scotia (The)
1.95%, 02/01/23	164	168,133
2.00%, 11/15/22	255	260,758
2.38%, 01/18/23	62	63,911
2.45%, 09/19/22	170	174,304
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	205	207,112
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	285	289,058
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	250	255,455
BNP Paribas SA, 3.25%, 03/03/23(a)	175	183,188
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	183	186,752
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	256	262,971
2.75%, 04/25/22 (Call 03/25/22)	309	313,950
3.38%, 03/01/23(a)	75	78,566
4.05%, 07/30/22	150	155,477
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	262,800
Cooperatieve Rabobank U.A., 3.95%, 11/09/22	340	355,239
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	254,400
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	295	306,284
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	293,602
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	260,350
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	195	198,572
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	310	310,124
0.52%, 03/08/23 (Call 03/08/22)	210	210,149
3.20%, 02/23/23 (Call 01/23/23)	153	159,268
3.63%, 01/22/23	475	497,724
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)(a)	250	255,255
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)(a)	266	269,304
3.20%, 01/25/23	348	363,075
3.25%, 09/23/22	480	496,397
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	270	274,177
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	254,017
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	270	276,140
2.67%, 07/25/22	356	364,387
3.46%, 03/02/23	255	267,408
Mizuho Financial Group Inc., 2.60%, 09/11/22	400	410,196
Morgan Stanley
2.75%, 05/19/22	464	473,354
3.13%, 01/23/23	233	242,376
3.75%, 02/25/23	470	494,388
4.88%, 11/01/22	385	405,998
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	196,426
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	260,000
National Bank of Canada, 2.10%, 02/01/23	275	281,990
Natwest Group PLC, 6.13%, 12/15/22	250	268,045
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	290	298,323
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	180,793

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
1.95%, 01/17/23	$138	$141,373
2.80%, 04/29/22(a)	200	203,854
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	175	181,892
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	202,742
Santander UK PLC, 2.10%, 01/13/23(a)	250	256,505
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	342	350,105
2.78%, 10/18/22	255	262,665
3.10%, 01/17/23	310	322,626
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	260	265,387
Toronto-Dominion Bank (The), 1.90%, 12/01/22	190	194,209
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	255	258,784
2.45%, 08/01/22 (Call 07/01/22)(a)	192	195,867
2.80%, 05/17/22 (Call 04/17/22)	225	229,131
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	175	180,149
2.75%, 04/01/22 (Call 03/01/22)	175	177,595
3.05%, 06/20/22 (Call 05/20/22)	215	219,838
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	290	296,960
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)	250	255,842
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	400	405,364
Series M, 3.45%, 02/13/23	320	334,947
Westpac Banking Corp.
2.00%, 01/13/23	108	110,712
2.50%, 06/28/22(a)	208	212,351
2.75%, 01/11/23	155	160,596
		20,285,213
Beverages — 1.5%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	10	10,154
Constellation Brands Inc.
2.65%, 11/07/22 (Call 08/25/21)	175	179,718
2.70%, 05/09/22 (Call 08/25/21)	6	6,093
3.20%, 02/15/23 (Call 01/15/23)	108	112,280
Diageo Investment Corp.
2.88%, 05/11/22	231	235,669
8.00%, 09/15/22	5	5,425
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	111	113,581
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	10	10,140
2.75%, 03/01/23	210	218,406
3.10%, 07/17/22 (Call 05/17/22)(a)	215	219,969
		1,111,435
Biotechnology — 1.2%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	219	222,642
3.63%, 05/15/22 (Call 02/15/22)(a)	261	265,623
Biogen Inc., 3.63%, 09/15/22	196	203,142
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	190	195,168
Illumina Inc., 0.55%, 03/23/23	10	10,017
		896,592
Chemicals — 1.1%
Air Products and Chemicals Inc., 2.75%, 02/03/23	25	25,899
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	100	105,162
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	145	148,653
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	181	184,569
Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	$150	$152,356
2.70%, 02/21/23 (Call 11/21/22)(a)	8	8,250
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	9,301
NewMarket Corp., 4.10%, 12/15/22	58	60,706
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	90	92,263
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	15	15,639
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	25	25,730
		828,528
Commercial Services — 1.1%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	77,731
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 03/01/22)	60	61,026
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	99	102,203
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	155	159,807
PayPal Holdings Inc., 2.20%, 09/26/22	200	204,518
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	125	130,910
Verisk Analytics Inc., 4.13%, 09/12/22	55	57,182
		793,377
Computers — 2.4%
Apple Inc.
1.70%, 09/11/22	165	167,744
2.10%, 09/12/22 (Call 08/12/22)	5	5,097
2.30%, 05/11/22 (Call 04/11/22)	208	211,018
2.40%, 01/13/23 (Call 12/13/22)	20	20,592
2.70%, 05/13/22	160	163,129
2.85%, 02/23/23 (Call 12/23/22)	288	298,449
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	203	211,195
HP Inc., 4.05%, 09/15/22	100	103,998
International Business Machines Corp.
1.88%, 08/01/22	350	355,684
2.85%, 05/13/22	205	209,237
		1,746,143
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23	175	179,511
2.25%, 11/15/22(a)	5	5,129
Procter & Gamble Co. (The), 2.15%, 08/11/22	75	76,509
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	156,635
		417,784
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	260	265,473
Air Lease Corp.
2.25%, 01/15/23	5	5,125
2.63%, 07/01/22 (Call 06/01/22)	15	15,274
2.75%, 01/15/23 (Call 12/15/22)	237	244,311
Ally Financial Inc., 4.63%, 05/19/22	10	10,332
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	235	239,834
2.65%, 12/02/22	225	232,141
2.75%, 05/20/22 (Call 04/20/22)	245	249,393
3.40%, 02/27/23 (Call 01/27/23)	208	217,485
Capital One Bank USA N.A., 3.38%, 02/15/23	315	329,017
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	67,654
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	170	175,622
CME Group Inc., 3.00%, 09/15/22	136	140,091
Discover Financial Services
3.85%, 11/21/22	150	156,659

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.20%, 04/27/22	$10	$10,349
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	136	138,834
International Lease Finance Corp., 5.88%, 08/15/22	190	200,300
Invesco Finance PLC, 3.13%, 11/30/22	115	119,126
Jefferies Group LLC, 5.13%, 01/20/23	100	106,598
Nasdaq Inc., 0.45%, 12/21/22 (Call 12/21/21)	40	40,020
ORIX Corp., 2.90%, 07/18/22	142	145,505
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	123	125,483
2.80%, 12/14/22 (Call 10/14/22)	345	355,733
		3,590,359
Electric — 5.3%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	5	5,115
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	110	112,256
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	110	113,100
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	35	36,186
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	10	10,145
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	80	81,691
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	75	76,513
DTE Energy Co.
2.25%, 11/01/22	10	10,228
Series H, 0.55%, 11/01/22	10	10,032
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	140	145,919
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	5	5,099
3.05%, 08/15/22 (Call 05/15/22)	195	199,089
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	177,392
Edison International
2.40%, 09/15/22 (Call 08/15/22)	5	5,080
2.95%, 03/15/23 (Call 01/15/23)	93	95,950
3.13%, 11/15/22 (Call 10/15/22)	55	56,600
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	145	149,141
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	68	70,553
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	146	149,305
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	190	194,566
Georgia Power Co., 2.85%, 05/15/22	99	101,057
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	125	128,416
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	11	11,154
2.70%, 02/15/23 (Call 12/15/22)	120	123,947
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	350	351,288
1.95%, 09/01/22	100	101,774
2.80%, 01/15/23 (Call 12/15/22)	10	10,330
2.90%, 04/01/22	175	178,075
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	10	10,100
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	95	97,008
7.00%, 09/01/22	84	90,049
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 08/10/21)	435	434,665
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	150	154,242
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	51	52,804
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	137	139,961
Security	Par (000)	Value

Electric (continued)
2.90%, 02/01/23 (Call 01/01/23)	$25	$25,855
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	135	139,504
		3,854,189
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	15	15,453
Electronics — 0.8%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	75	76,131
Avnet Inc., 4.88%, 12/01/22	43	45,386
Flex Ltd., 5.00%, 02/15/23	75	79,795
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/19/21)	315	315,035
Jabil Inc., 4.70%, 09/15/22	74	77,439
		593,786
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	131	133,930
Food — 1.1%
Campbell Soup Co.
2.50%, 08/02/22	25	25,525
3.65%, 03/15/23 (Call 02/15/23)	125	131,074
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	82	84,781
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	46,116
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	160	163,618
3.40%, 04/15/22 (Call 01/15/22)	8	8,111
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	60	61,362
Mondelez International Inc., 0.63%, 07/01/22(a)	60	60,227
Sysco Corp., 2.60%, 06/12/22	50	50,978
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	191	195,846
		827,638
Gas — 0.2%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	25	25,005
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	35	35,005
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	75	77,982
ONE Gas Inc., 0.85%, 03/11/23 (Call 09/11/21)	25	25,006
		162,998
Health Care - Products — 0.4%
DH Europe Finance II Sarl, 2.05%, 11/15/22	60	61,365
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	225	228,168
3.70%, 03/19/23 (Call 02/19/23)	10	10,492
		300,025
Health Care - Services — 1.8%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	180	184,457
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	5	5,165
3.30%, 01/15/23	385	401,232
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	29	29,924
3.15%, 12/01/22 (Call 09/01/22)	140	144,155
UnitedHealth Group Inc.
2.38%, 10/15/22	24	24,608
2.75%, 02/15/23 (Call 11/15/22)	265	273,546
2.88%, 03/15/23	220	229,255
3.35%, 07/15/22(a)	15	15,448
		1,307,790

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	$133	$137,872
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	36	36,980
		174,852
Home Builders — 0.3%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	10	10,333
4.75%, 02/15/23 (Call 11/15/22)	25	26,317
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	100	104,288
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	107,219
		248,157
Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	128,656
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)(a)	143	146,447
		275,103
Insurance — 2.1%
Alleghany Corp., 4.95%, 06/27/22	15	15,601
American International Group Inc., 4.88%, 06/01/22	255	264,409
Aon Corp., 2.20%, 11/15/22	250	256,020
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	135	137,950
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	260	269,602
3.00%, 02/11/23	145	151,004
Chubb INA Holdings Inc.
2.70%, 03/13/23	115	119,422
2.88%, 11/03/22 (Call 09/03/22)	125	128,609
Fidelity National Financial Inc., 5.50%, 09/01/22	50	52,685
Markel Corp., 4.90%, 07/01/22	15	15,594
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	18	18,774
Primerica Inc., 4.75%, 07/15/22	75	77,885
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,482
		1,523,037
Internet — 1.2%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	120	123,812
2.50%, 11/29/22 (Call 08/29/22)	151	154,724
Baidu Inc., 3.50%, 11/28/22	200	207,124
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	50	51,886
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	25	25,640
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	226	233,625
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)(a)	100	101,344
		898,155
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	139,456
Machinery — 2.5%
ABB Finance USA Inc., 2.88%, 05/08/22	235	239,691
Caterpillar Financial Services Corp.
0.25%, 03/01/23	215	215,050
0.95%, 05/13/22	10	10,060
1.90%, 09/06/22	5	5,094
1.95%, 11/18/22	214	218,851
2.40%, 06/06/22	30	30,556
2.55%, 11/29/22	110	113,410
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	11	11,279
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	221	224,231
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	75	76,817
Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.25%, 01/17/23	$15	$15,016
0.55%, 07/05/22	200	200,746
2.15%, 09/08/22	96	98,055
2.80%, 01/27/23	50	51,894
2.80%, 03/06/23	299	311,274
		1,822,024
Manufacturing — 1.3%
3M Co., 2.00%, 06/26/22	275	279,452
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,515
Eaton Corp., 2.75%, 11/02/22	278	286,451
General Electric Co.
2.70%, 10/09/22	96	98,602
3.10%, 01/09/23	200	207,688
Parker-Hannifin Corp., 3.50%, 09/15/22	20	20,701
		908,409
Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	455	469,519
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	200	223,506
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	194	201,327
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	150,664
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	152	156,095
Walt Disney Co. (The)
1.65%, 09/01/22	25	25,394
3.00%, 09/15/22	185	190,604
		1,417,109
Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	205	210,625
Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)(a)	24	25,027
Southern Copper Corp., 3.50%, 11/08/22	55	56,931
		81,958
Oil & Gas — 3.2%
BP Capital Markets PLC, 2.50%, 11/06/22	180	185,171
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	158	163,424
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	101,938
3.95%, 04/15/22 (Call 01/15/22)	75	76,125
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	325	332,654
Chevron USA Inc., 0.33%, 08/12/22	5	5,008
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	175	174,932
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	190	196,036
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	250	258,543
Phillips 66, 4.30%, 04/01/22	318	326,249
Shell International Finance BV
2.25%, 01/06/23	45	46,270
2.38%, 08/21/22	262	267,903
TotalEnergies Capital International SA, 2.70%, 01/25/23	179	185,442
		2,319,695
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	125	128,934

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	$80	$83,654
Pharmaceuticals — 8.0%
AbbVie Inc.
2.30%, 11/21/22	302	309,586
2.90%, 11/06/22	535	551,981
3.20%, 11/06/22 (Call 09/06/22)	178	183,518
3.25%, 10/01/22 (Call 07/01/22)	300	307,947
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	300	300,540
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,424
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	269	274,299
Bristol-Myers Squibb Co.
2.00%, 08/01/22	209	212,720
3.25%, 08/15/22	212	218,528
3.25%, 02/20/23 (Call 01/20/23)	133	138,740
3.55%, 08/15/22	242	250,194
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	137	139,455
3.20%, 03/15/23	60	62,600
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	109	112,673
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	225	230,974
3.50%, 07/20/22 (Call 05/20/22)	265	271,792
3.70%, 03/09/23 (Call 02/09/23)	414	434,824
4.75%, 12/01/22 (Call 09/01/22)	10	10,470
Eli Lilly & Co., 2.35%, 05/15/22	120	122,051
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	273	284,067
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350	357,116
2.88%, 06/01/22 (Call 05/01/22)	10	10,199
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	75	76,922
2.85%, 03/15/23 (Call 12/15/22)	79	81,508
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	152	154,928
Novartis Capital Corp., 2.40%, 09/21/22	376	385,253
Viatris Inc., 1.13%, 06/22/22(c)	170	171,030
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	185	191,601
		5,870,940
Pipelines — 3.1%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	47,470
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	105	107,320
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	115	118,685
3.60%, 02/01/23 (Call 11/01/22)	175	181,158
4.25%, 03/15/23 (Call 12/15/22)	100	104,723
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	145	150,639
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	208	216,241
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	155	160,867
3.95%, 09/01/22 (Call 06/01/22)	250	257,387
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	15,564
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	75	78,232
3.50%, 12/01/22 (Call 11/01/22)	69	71,571
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	150	153,888
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	64	65,624
3.65%, 06/01/22 (Call 03/01/22)	110	111,948
Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd., 2.50%, 08/01/22	$165	$168,585
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	194	198,514
3.70%, 01/15/23 (Call 10/15/22)	25	25,981
		2,234,397
Real Estate Investment Trusts — 1.3%
American Tower Corp., 3.50%, 01/31/23	153	160,113
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	178	185,364
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	55	57,133
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	200	206,518
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	25	25,555
Simon Property Group LP
2.63%, 06/15/22 (Call 03/15/22)(a)	5	5,074
2.75%, 02/01/23 (Call 11/01/22)	175	180,224
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	84	86,471
Washington REIT, 3.95%, 10/15/22 (Call 08/26/21)	20	20,793
		927,245
Retail — 1.7%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	10	10,286
3.70%, 04/15/22 (Call 01/15/22)	152	154,310
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	15	15,226
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	196	199,600
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	143	144,885
Starbucks Corp.
1.30%, 05/07/22	175	176,423
2.70%, 06/15/22 (Call 04/15/22)	30	30,512
3.10%, 03/01/23 (Call 02/01/23)	155	161,347
Walgreen Co., 3.10%, 09/15/22	104	107,165
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	227	233,286
		1,233,040
Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	95	98,256
Semiconductors — 1.3%
Intel Corp.
2.70%, 12/15/22	365	377,304
3.10%, 07/29/22	15	15,431
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	77,996
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	135	139,463
3.00%, 05/20/22	250	255,540
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	106	107,242
		972,976
Software — 2.6%
Adobe Inc., 1.70%, 02/01/23	118	120,556
Fidelity National Information Services Inc., 0.38%, 03/01/23	175	175,016
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	149,203
Microsoft Corp.
2.13%, 11/15/22	50	51,230
2.65%, 11/03/22 (Call 09/03/22)	120	123,245
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	463	469,306
2.50%, 10/15/22	444	455,362
2.63%, 02/15/23 (Call 01/15/23)	118	121,771
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	25,716

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	$215	$220,278
		1,911,683
Telecommunications — 1.8%
America Movil SAB de CV, 3.13%, 07/16/22	235	240,767
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	151	154,813
3.00%, 06/30/22 (Call 04/30/22)	340	346,831
Cisco Systems Inc.
2.60%, 02/28/23	90	93,422
3.00%, 06/15/22	10	10,239
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	100	103,443
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	125	128,321
Vodafone Group PLC, 2.95%, 02/19/23	225	233,635
		1,311,471
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	85	88,554
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	105	108,859
3.05%, 09/01/22 (Call 06/01/22)	110	112,500
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	133	137,219
3.00%, 04/01/22 (Call 01/01/22)	105	106,197
Ryder System Inc.
2.88%, 06/01/22 (Call 05/01/22)	10	10,192
3.40%, 03/01/23 (Call 02/01/23)	208	217,058
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	95	97,908
4.16%, 07/15/22 (Call 04/15/22)	102	104,778
United Parcel Service Inc., 2.45%, 10/01/22	276	283,035
		1,177,746
Total Corporate Bonds & Notes — 92.1%
(Cost: $65,961,371)		67,250,950
Security	Shares (000)	Value

Investment Companies

Exchange Traded Funds — 4.4%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	$3,195,330

Total Investment Companies — 4.4%
(Cost $2,974,253)		3,195,330

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	3,638	3,639,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,084	2,084,000
		5,723,573

Total Short-Term Investments — 7.8%
(Cost: $5,722,062)		5,723,573

Total Investments in Securities — 104.3%
(Cost: $74,657,686)		76,169,853

Other Assets, Less Liabilities — (4.3)%		(3,156,480)

Net Assets — 100.0%		$73,013,373

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,692,164	$1,947,884	(a)	$—	$(9)	$(466)	$3,639,573	3,638	$2,998	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,454,000	630,000	(a)	—	—	—	2,084,000	2,084	299		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,235,320	—		—	—	(39,990)	3,195,330	129	50,967		—
					$(9)	$(40,456)	$8,918,903		$54,264		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$67,250,950	$—	$67,250,950
Investment Companies	3,195,330	—	—	3,195,330
Money Market Funds	5,723,573	—	—	5,723,573
	$8,918,903	$67,250,950	$—	$76,169,853

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust